Goodwill, Net (Details) - Schedule of Gross Amount and Accumulated Impairment Losses - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023
Goodwill, Net (Details) - Schedule of Gross Amount and Accumulated Impairment Losses [Line Items]
Gross as of December 31, 2022	¥ 153,242
Addition in 2023 (Note 3)		¥ 297,413
Disposal in 2023 (Note 3)		(33,261)
Accumulated impairment loss as of December 31, 2022 and 2023	(43,245)	(43,245)
Net as of December 31, 2022	109,997	109,997	¥ 374,149
Agency Segment [Member]
Goodwill, Net (Details) - Schedule of Gross Amount and Accumulated Impairment Losses [Line Items]
Gross as of December 31, 2022	132,105
Addition in 2023 (Note 3)		297,413
Disposal in 2023 (Note 3)		(33,261)
Accumulated impairment loss as of December 31, 2022 and 2023	(22,108)	(22,108)
Net as of December 31, 2022	109,997	109,997	374,149
Claims Adjusting Segment [Member]
Goodwill, Net (Details) - Schedule of Gross Amount and Accumulated Impairment Losses [Line Items]
Gross as of December 31, 2022	21,137
Addition in 2023 (Note 3)
Disposal in 2023 (Note 3)
Accumulated impairment loss as of December 31, 2022 and 2023	(21,137)	(21,137)
Net as of December 31, 2022